Document and Entity Information	Apr. 05, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 5, 2021, TETRA Technologies, Inc. ("TETRA" or the "Company") filed a Current Report on Form 8-K announcing that its Board of Directors had appointed Shawn D. Williams as a member of the Board of Directors. This Current Report on Form 8-K/A is being filed by TETRA to amend the Current Report on Form 8-K filed on April 5, 2021, to provide disclosure of the Board of Directors’ subsequent appointment of Mr. Williams to certain committees of the Board of Directors.
Document Period End Date	Apr. 05, 2021
Entity Registrant Name	TETRA Technologies, Inc.
Entity Central Index Key	0000844965
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	TTI
Security Exchange Name	NYSE
Entity File Number	1-13455
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	74-2148293
Entity Address, Address Line One	24955 Interstate 45 North
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	367-1983
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false